Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per share, ordinary shares	$ (0.06)	$ (0.01)	$ (0.14)	$ (0.06)